ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - $ / shares	Jun. 30, 2021	Mar. 31, 2021	Jan. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Common Stock, Shares Authorized		100,000,000		100,000,000		100,000,000
Common stock par value		$ 0.0001		$ 0.0001		$ 0.0001
Preferred Stock, Shares Authorized		1,000,000		1,000,000		1,000,000
Preferred Stock, Par or Stated Value Per Share		$ 0.0001		$ 0.0001		$ 0.0001
Ensysce Biosciences, Inc [Member]
Common Stock, Shares Authorized	150,000,000			150,000,000
Common stock par value	$ 0.0001			$ 0.0001
Preferred Stock, Shares Authorized	1,500,000					1,500,000
Preferred Stock, Par or Stated Value Per Share				$ 0.0001		$ 0.0001
Ownership percentage					79.20%
Ensysce Biosciences, Inc [Member] | Former Ensysce [Member]
Common stock par value			$ 0.0001
Debt instrument conversion price			$ 0.06585
Ownership percentage			71.80%
Ensysce Biosciences, Inc [Member] | Covistat [Member]
Common Stock, Shares Authorized					1,000,000
Common stock par value					$ 0.001
Preferred Stock, Shares Authorized					100,000
Preferred Stock, Par or Stated Value Per Share					$ 0.001
Ensysce Biosciences, Inc [Member] | Covistat, Inc. [Member]
Noncontrolling interest, ownership percentage by parent					79.20%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners					19.80%
Ensysce Biosciences, Inc [Member] | Covistat, Inc. [Member] | Unrelated Party [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners					1.00%
Ensysce Biosciences, Inc [Member] | Covistat [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners					19.80%
Ensysce Biosciences, Inc [Member] | Covistat [Member] | Unrelated Party [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners					1.00%
Ensysce Biosciences, Inc [Member] | Covistat, Inc. [Member]
Common Stock, Shares Authorized					1,000,000
Common stock par value					$ 0.001
Preferred Stock, Shares Authorized					100,000
Preferred Stock, Par or Stated Value Per Share					$ 0.001